Submission	Oct. 30, 2025
Submission [Line Items]
Central Index Key	0001959023
Registrant Name	Safe and Green Development Corporation
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A